Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities (1)	Total
Cost:
Balance, June 30, 2022	$59,984	83,706	-	-	$143,690
Additions/dispositions	(40,728)	(33,453)	-	937,194	863,013
Balance, June 30, 2023	$19,256	50,253	-	937,194	$1,006,703

Accumulated amortization:
Balance, June 30, 2022	$49,973	68,603	-	-	$118,576
Depreciation	4,728	2,655	-	-	7,383
Reversal	(40,825)	(28,564)	-	-	(69,389)
Balance, June 30, 2023	$13,876	42,694	-	-	$56,570
Net Book Value- June 30, 2023	$5,380	7,559	-	937,194	$950,133

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2023	$19,256	50,253	-	937,194	$1,006,703
Additions	-	7,300	35,608	3,100,000	3,142,908
Reclass to tax equity asset(2)	-	-	-	(474,547)	(474,547)
Foreign currency impact	-	-	-	15,620	15,620
Balance, June 30, 2024	$19,256	57,553	35,608	3,578,267	$3,690,684

Accumulated amortization:
Balance, June 30, 2023	$13,876	42,694	-	-	$56,570
Depreciation(3)	2,316	2,136	4,216	170,140	178,808
Foreign currency impact	-	-	-	383	383
Balance, June 30, 2024	$16,192	44,830	4,216	170,523	$235,761
Net Book Value- June 30, 2024	$3,064	12,723	31,392	3,407,744	$3,454,923

(1)

Addition of IPP facilities for the fiscal year ended June 30, 2024 and 2023 relate to business acquisitions of OFIT GM and OFTI RT (Note 17).

The IPP facilities held by OFIT GM and OFIT RT totaling $3,100,000 are part collateral for long-term loan guarantee (Note 15 (3)).

(2)	Tax equity asset of $474,547 acquired from the acquisition of Solar Alliance DevCo LLC (Note 17) was included in IPP facilities for the year ended June 30, 2023. This asset is reclassified and disclosed separately in the consolidated statements of financial position for the year ended June 30, 2024.

(3)	Total depreciation expense of $170,140 for IPP facilities are recorded in cost of goods sold for the year ended June 30, 2024(2023- $Nil). The remaining $8,668 depreciation expense is recorded under operating expenses (2023- $7,383).

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)